Filed Pursuant to Rule 497(e)

File Nos. 333-199089 & 811-23002

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF

LATTICE EMERGING MARKETS STRATEGY ETF

LATTICE US EQUITY STRATEGY ETF

LATTICE GLOBAL SMALL CAP STRATEGY ETF

Lattice Real Estate Strategy ETF

(each, a “Fund” and collectively, the “Funds”)

Series of the Lattice Strategies Trust (the “Trust”)

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Supplement dated September 29, 2016 to the Prospectus, dated February 1, 2016, as supplemented,

and Statement of Additional Information (“SAI”), dated February 1, 2016, as supplemented

This supplement supersedes the Supplement dated and filed on September 23, 2016

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This supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in connection with these documents.

(1)       Effective October 4, 2016, the Lattice Real Estate Strategy ETF will commence operations and be listed on the New York Stock Exchange for open trading.

(2)       Effective immediately, on page 21 of the Prospectus, the first paragraph under Principal Investment Strategies is hereby deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Lattice Risk-Optimized Real Estate Strategy Index (LROREX) (the “Index”), which is designed to capture the income and growth potential of investing within the U.S. REIT universe. The Strategy selects equity securities of REITs exhibiting a favorable combination of factor characteristics, including quality, momentum, and value.

(3)       Effective immediately, on page 21 of the Prospectus, the first sentence of the second paragraph under Principal Investment Strategies is hereby deleted in its entirety and replaced with the following:

The Index is built with a rules-based, proprietary methodology which employs a multi-layered risk-controlled approach that seeks to improve diversification and manage risks versus the cap-weighted universe.

(4)       Effective immediately, on page 21 of the Prospectus, the fifth sentence of the fourth paragraph under Principal Investment Strategies is hereby deleted in its entirety and replaced with the following:

Under normal conditions, the Lattice Real Estate Strategy ETF, will invest at least 80 percent of its net assets (plus the amount of borrowings for investment purposes) in securities of REITs.

(5)       Effective immediately, on page B-17 of the SAI, non-fundamental investment restriction 3(C) is hereby deleted in its entirety and replaced with the following:

C.       with respect to the Lattice Real Estate Strategy ETF, invest at least 80 percent of its net assets (plus the amount of borrowings for investment purposes) in securities of REITs;

(6)       Effective immediately, on page B-42 of the SAI, the Transaction Fee applicable to the Lattice Real Estate Strategy ETF is changed from $1,000 to $500 and the Maximum Transaction Fee applicable to the Lattice Real Estate Strategy ETF is changed from $4,000 to $2,000.

(7)       Effective on or about October 24, 2016, each Fund will change its name as follows:

Old Fund Name	New Fund Name
Lattice Developed Markets (ex-US) Strategy ETF	Hartford Multifactor Developed Markets (ex-US) ETF
Lattice Emerging Markets Strategy ETF	Hartford Multifactor Emerging Markets ETF
Lattice US Equity Strategy ETF	Hartford Multifactor US Equity ETF
Lattice Global Small Cap Strategy ETF	Hartford Multifactor Global Small Cap ETF
Lattice Real Estate Strategy ETF	Hartford Multifactor REIT ETF

(8)       Effective on or about October 24, 2016, each Fund’s underlying Index will change its name as follows:

New Fund Name	Old Index Name	New Index Name
Hartford Multifactor Developed Markets (ex-US) ETF	Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Hartford Multifactor Emerging Markets ETF	Lattice Risk-Optimized Advancing Markets Strategy Index	Hartford Risk-Optimized Multifactor Emerging Markets Index
Hartford Multifactor US Equity ETF	Lattice Risk-Optimized US Equity Strategy Index	Hartford Risk-Optimized Multifactor US Equity Index
Hartford Multifactor Global Small Cap ETF	Lattice Risk-Optimized Global Small Cap Strategy Index	Hartford Risk-Optimized Multifactor Global Small Cap Index
Hartford Multifactor REIT ETF	Lattice Risk-Optimized Real Estate Strategy Index	Hartford Risk-Optimized Multifactor REIT Index

Investors Should Retain This Supplement for Future Reference